Statutory Financial Information and Dividend Limitations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 68.0	$ 50.8	$ (12.6)
Statutory capital and surplus	644.5	$ 603.1
Deficit position used to determine payment of dividends	416.8
Maximum dividends company can pay during 2019 without regulatory approval	64.4
Adjusted Statutory capital and surplus	661.8
Authorized control level RBC	$ 84.1